K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com

February 22, 2017

VIA EDGAR

U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549	Mark C. Amorosi D 202.778.9351 F 202.778.9100 mark.amorosi@klgates.com

Re:	AXA Premier VIP Trust - Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 (File No. 333-215585)

Dear Sir or Madam:

On behalf of AXA Premier VIP Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder is an amendment to the Registration Statement for the Trust on Form N-14 (the “Amendment”). The initial Registration Statement on Form N-14 was filed on January 17, 2017. The Amendment includes a Notice of Joint Special Meeting of Shareholders of the CharterSM International Moderate Portfolio, a series of the Trust, a Combined Proxy Statement and Prospectus, a Statement of Additional Information, and forms of voting instruction and proxy cards relating to the Joint Special Meeting of Shareholders of the CharterSM International Moderate Portfolio, and of other portfolios of the Trust and of EQ Advisors Trust, another registered investment company in the same group of investment companies as the Trust (the “Meeting”).

The Meeting is being held to request shareholder approval of the reorganization of the CharterSM International Moderate Portfolio, a series of the Trust, into the CharterSM Moderate Portfolio, also a series of the Trust.

Please note that the Meeting also is being held to request shareholder approval of additional reorganizations of other portfolios of the Trust and EQ Advisors Trust into acquiring portfolios of EQ Advisors Trust. The Trust and EQ Advisors Trust have determined to hold a Joint Special Meeting of Shareholders of the Trust and EQ Advisors Trust to consider all of the proposed reorganizations, and to utilize a Combined Proxy Statement and Prospectus that describes all of the proposed reorganizations, to simplify the presentation of the proposals to shareholders and reduce the potential confusion associated with sending multiple documents to shareholders. The Combined Proxy Statement and Prospectus, as well as the Letter to

Page 2 February 22, 2017

Shareholders, Notice of Joint Special Meeting of Shareholders, and Contractholder Voting Instructions included in the Amendment also are being filed separately in an amendment to the registration statement on Form N-14 on behalf of EQ Advisors Trust (File No. 333-215584) with respect to the reorganizations of certain series of EQ Advisors Trust and the Trust into certain acquiring series of EQ Advisors Trust, and include information regarding those reorganizations.

The Amendment is being filed to incorporate updated financial information for the Trust and EQ Advisors Trust and to respond to staff comments. Our responses to comments received with respect to the Trust’s initial Registration Statement on Form N-14 were previously submitted in separate Correspondence filings dated February 15 and February 17, 2016. This filing has been marked to indicate changes that have been made to the initial Registration Statement filed on January 17, 2017. This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

Assuming that our responses to your comments and the changes made in the Amendment meet with your approval, the Trust and its distributor hereby request, pursuant to Rule 461 under the Securities Act of 1933, as amended, that the effective date of the Registration Statement be accelerated to 4:00 P.M. on February 22, 2017 or as soon thereafter as the Commission shall deem appropriate.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351 or my colleague, Fatima Sulaiman, at (202) 778-9082.

Sincerely,
/s/ Mark C. Amorosi
Mark C. Amorosi

Enclosures

cc:	Patricia Louie, Esq.
Anthony Geron, Esq.
Kiesha Astwood-Smith, Esq.
Michael Weiner, Esq.
AXA Equitable Funds Management Group, LLC